Stockholders' Equity - RSUs, PSUs and Options (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Zero Coupon U.S. Treasury Security
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate utilization term based on treasury security yield	10 years
Restricted Stock Units ("RSU's")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense	$ 7,700,000
Total unrecognized compensation expense, weighted-average recognized period	2 years 7 months 6 days
Performance Share Units ("PSUs")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock units vested	$ 0
Total unrecognized compensation expense	$ 397,000
Total unrecognized compensation expense, weighted-average recognized period	1 year 8 months 12 days
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense, weighted-average recognized period	2 years 7 months 6 days
Fair value of options vested	$ 0
Total unrecognized compensation expense, options	$ 764,000